Related parties (Details) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 26, 2018	Nov. 30, 2017	Feb. 24, 2017	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Details of Balances [Abstract]
Current receivables with related parties				$ 10,994	$ 10,994		$ 10,544
Non-current receivables with related parties				2,518	2,518		2,108
Current payables with related parties				42,909	42,909		63,409
Non-current payables with related parties				144,994	144,994		141,031
Transactions With Related Party [Abstract]
Financial income					296	$ 320
Financial expenses					(100,067)	(101,039)
Dividends retained from Abengoa			$ 10,400
Repayment of project debt					70,147	306,198
Related Parties [Member]
Transactions With Related Party [Abstract]
Operation and Maintenance payables				60,000	60,000
Dividends retained from Abengoa					10,400
Related Parties [Member] | Subsequent Events [Member]
Transactions With Related Party [Abstract]
Accrued Operation and Maintenance payables paid	$ 18,000
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Services rendered					0	13
Services received					(26,541)	(24,969)
Financial income					1,386	12
Financial expenses					$ (341)	$ (364)
Abengoa [Member]
Transactions With Related Party [Abstract]
Term to maintain guarantees and letters of credit					5 years
Guarantees amount				31,000	$ 31,000
Guarantees amount replaced					$ 112,000
Abengoa [Member] | Solana [Member]
Transactions With Related Party [Abstract]
Performance consideration receivable		$ 120,000
Performance obligations proceeds applied to project debt		95,000
Performance obligations proceeds applied to additional plant repairs		25,000
Other obligations per semester		$ 6,500
Recognition period of other contingent obligations considered					8 years 6 months
Performance obligations proceeds received from Abengoa					$ 77,500		42,500
Repayment of project debt				$ 52,500	$ 52,500		$ 42,500
Abengoa [Member] | Solana and Mojave [Member]
Transactions With Related Party [Abstract]
Minimum ownership requirement percentage		16.00%